Supplementary cash flow information	12 Months Ended
Dec. 31, 2017
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Supplementary cash flow information
20.	Supplementary cash flow information

	December 31, 2017 $	December 31, 2016 $
Changes in non-cash working capital
Accounts receivable and other	(2,456)	17,168
Inventories	(31,437)	(18,264)
Accounts payable and accrued liabilities	(1,862)	33,391
Total	(35,755)	32,295

Supplementary cash flow information
Income taxes paid	42,293	48,653
Interest paid	36,750	37,114